DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2017
ifrs DIVIDENDS [abstract]
Schedule of dividends
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.08 (2015 and 2016: RMB0.08) per ordinary share	566,683	566,683	566,683